Share-based compensation expenses - 2017 Share Incentive Plan (Details) - 2017 Share Incentive Plan	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of shares
Outstanding at the beginning of the period (in shares) | shares	8,285,827
Granted during the year (in shares) | shares	8,014,091
Forfeited during the year (in shares) | shares	(411,325)
Outstanding at the end of the period (in shares) | shares	15,888,593
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 0.01
Granted during the year (in dollars per share) | $ / shares	0.01
Forfeited during the year (in dollars per share) | $ / shares	0.01
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 0.01
Executive Officers
Number of shares
Granted during the year (in shares) | shares	8,285,827
Weighted average exercise prices
Granted during the year (in dollars per share) | $ / shares	$ 0.01